CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 23, 2023	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	May 31, 2022	Mar. 01, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized			10,000,000	10,000,000			10,000,000
Preferred Stock, Shares Issued			0	0			0
Preferred Stock, Shares Outstanding			0	0			0
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.6	$ 0.6	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized			60,000,000	60,000,000			60,000,000
Common Stock, Shares, Issued			22,126,011	21,713,248	63,856		17,162,742
Common Stock, Shares, Outstanding			20,195,510	19,782,747		8,283,613	17,162,742